Risk Management	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Risk Management

NOTE 23:  RISK MANAGEMENT

The risk management policies and procedures of the Bank are provided in the MD&A. The shaded sections of the “Managing Risk” section of the MD&A relating to market, liquidity, and insurance risks are an integral part of the Interim Consolidated Financial Statements.